Note 17 - Offsetting Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021		Dec. 31, 2020
Gross amounts of financial assets [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	€ 14,449		€ 8,234
Securities borrowed	63		0
Financial assets at fair value through profit or loss	471,208		463,397
of which: Positive market values from derivative financial instruments	296,606		336,976
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	1,126		3,286
Remaining assets subject to netting	1,231		1,543
Gross amounts of financial assets [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	2,451		3,161
Securities borrowed	0		0
Financial assets at fair value through profit or loss	137,118		149,137
of which: Positive market values from derivative financial instruments	15,170		19,074
Loans at amortized cost	472,069		426,691
Remaining assets not subject to netting	247,956		249,854
Gross amounts of financial assets [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	608,326		612,534
Other assets	109,097		120,531
Total assets	1,455,642		1,422,549
Gross amounts set off on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	(8,532)		(2,863)
Securities borrowed	0		0
Financial assets at fair value through profit or loss	(117,093)		(84,554)
of which: Positive market values from derivative financial instruments	(12,044)		(12,557)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	(21)		(21)
Remaining assets subject to netting	0		0
Gross amounts set off on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	0		0
Securities borrowed	0		0
Financial assets at fair value through profit or loss	0		0
of which: Positive market values from derivative financial instruments	0		0
Loans at amortized cost	0		0
Remaining assets not subject to netting	0		0
Gross amounts set off on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	(117,093)		(84,554)
Other assets	(5,313)		(10,170)
Total assets	(130,937)		(97,587)
Net amounts of financial assets presented on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	5,917		5,371
Securities borrowed	63		0
Financial assets at fair value through profit or loss	354,116		378,843
of which: Positive market values from derivative financial instruments	284,562		324,419
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	1,105		3,265
Remaining assets subject to netting	1,231		1,543
Net amounts of financial assets presented on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	2,451		3,161
Securities borrowed	0		0
Financial assets at fair value through profit or loss	137,118		149,137
of which: Positive market values from derivative financial instruments	15,170		19,074
Loans at amortized cost	472,069		426,691
Remaining assets not subject to netting	247,956		249,854
Net amounts of financial assets presented on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	491,233		527,980
Other assets	103,784		110,360
Total assets	1,324,705		1,324,961
Impact of Master Netting Agreements [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	0		0
Securities borrowed	0		0
Financial assets at fair value through profit or loss	(240,588)		(263,518)
of which: Positive market values from derivative financial instruments	(238,412)		262,525
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	(881)		(2,607)
Remaining assets subject to netting	0		0
Impact of Master Netting Agreements [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	0		0
Securities borrowed	0		0
Financial assets at fair value through profit or loss	0		0
of which: Positive market values from derivative financial instruments	0		0
Loans at amortized cost	0		0
Remaining assets not subject to netting	0		0
Impact of Master Netting Agreements [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	(240,588)		(263,518)
Other assets	(30,639)		(43,277)
Total assets	(271,227)		(306,795)
Cash collateral [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	0		0
Securities borrowed	0		0
Financial assets at fair value through profit or loss	(33,953)		(45,066)
of which: Positive market values from derivative financial instruments	(33,950)		(45,048)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	(101)		(411)
Remaining assets subject to netting	0		0
Cash collateral [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	0		0
Securities borrowed	0		0
Financial assets at fair value through profit or loss	(2,026)		(1,098)
of which: Positive market values from derivative financial instruments	(1,963)		(1,003)
Loans at amortized cost	(12,271)		(12,129)
Remaining assets not subject to netting	(141)		(384)
Cash collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	(35,978)		(46,164)
Other assets	(101)		(412)
Total assets	(48,492)		(59,089)
Financial instrument collateral [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	(5,667)	[1]	(5,319)	[2]
Securities borrowed	(63)	[1]	0	[2]
Financial assets at fair value through profit or loss	(71,766)	[1]	(58,410)	[2]
of which: Positive market values from derivative financial instruments	(4,516)	[1]	(5,162)	[2]
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	(63)	[1]	(90)	[2]
Remaining assets subject to netting	0	[1]	0	[2]
Financial instrument collateral [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	(2,403)	[1]	(2,855)	[2]
Securities borrowed	0	[1]	0	[2]
Financial assets at fair value through profit or loss	(12,124)	[1]	(12,790)	[2]
of which: Positive market values from derivative financial instruments	(1,263)	[1]	(1,116)	[2]
Loans at amortized cost	(60,794)	[1]	(52,571)	[2]
Remaining assets not subject to netting	(2,320)	[1]	(2,768)	[2]
Financial instrument collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	(83,890)	[1]	(71,200)	[2]
Other assets	(63)	[1]	(90)	[2]
Total assets	(155,200)	[1]	(134,803)	[2]
Net amount [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	251		53
Securities borrowed	0		0
Financial assets at fair value through profit or loss	7,809		11,849
of which: Positive market values from derivative financial instruments	7,685		11,684
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	60		156
Remaining assets subject to netting	1,231		1,543
Net amount [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	48		307
Securities borrowed	0		0
Financial assets at fair value through profit or loss	122,968		135,249
of which: Positive market values from derivative financial instruments	11,944		16,955
Loans at amortized cost	399,004		361,991
Remaining assets not subject to netting	245,495		246,703
Net amount [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	130,777		147,099
Other assets	72,981		66,581
Total assets	€ 849,786		€ 824,275

[1]	Excludes real estate and other non-financial instrument collateral.
[2]	Excludes real estate and other non-financial instrument collateral.